FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Rates	Dec. 31, 2020 CAD ($) Rates	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financial assets
Cash and cash equivalents						$ 99,648				$ 73,070	$ 69,965
Accounts receivable						13,099				3,559
Financial liabilities
Accounts payable and accrued liabilities						9,307				5,766
Income taxes payable						1,560				489
Payable to loyalty program partners						75,275				50,629
Financial liabilities						$ 86,142				$ 72,406
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.78588	0.7849
Financial assets
Cash and cash equivalents	$ 5,403	$ 6,692
Cash held in trust	1,816	357
Funds receivable from payment processors	45	29
Accounts receivable	775	1,428
Financial assets	8,039	8,506
Financial liabilities
Accounts payable and accrued liabilities	7,216	3,697
Payable to loyalty program partners	1,126	476
Financial liabilities	$ 8,342	$ 4,173
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.34973	1.3663
Financial assets
Cash and cash equivalents | £				£ 1,815				£ 4,825
Cash held in trust | £				0				0
Funds receivable from payment processors | £				112				306
Accounts receivable | £				239				188
Financial assets | £				2,166				5,319
Financial liabilities
Accounts payable and accrued liabilities | £				269				365
Payable to loyalty program partners | £				1,254				2,896
Financial liabilities | £				£ 1,523				£ 3,261
EUR [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.13249	1.2278
Financial assets
Cash and cash equivalents | €			€ 8,968				€ 5,680
Cash held in trust | €			0				0
Funds receivable from payment processors | €			1,413				1,070
Accounts receivable | €			197				55
Financial assets | €			10,578				6,805
Financial liabilities
Accounts payable and accrued liabilities | €			224				34
Payable to loyalty program partners | €			8,540				5,114
Financial liabilities | €			€ 8,764				€ 5,148
JPY [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.00869	0.009701
Financial assets
Cash and cash equivalents | ¥					¥ 52,645				¥ 67,097
Cash held in trust | ¥					0				0
Funds receivable from payment processors | ¥					4,762				11,482
Accounts receivable | ¥					60,181				25,497
Financial assets | ¥					117,588				104,076
Financial liabilities
Accounts payable and accrued liabilities | ¥					23,003				725
Payable to loyalty program partners | ¥					4,515				14,058
Financial liabilities | ¥					¥ 27,518				¥ 14,783